Basic and Diluted Net Earnings (Loss) Per Share	3 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Earnings Per Share [Abstract]
Basic and Diluted Net Earnings (Loss) Per Share

NOTE 9:- BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of the Company’s basic and diluted net loss per share of Common stock:

	Three months ended June 30,
	2018	2017
	Unaudited

Net loss attributable to holders of Common stock as reported	$(3,001)	$(2,880)

Weighted average number of shares of Common stock used in computing basic and diluted net loss per share	8,400,327	6,241,942

Net loss per share of Common stock, basic and diluted	$(0.36)	$(0.46)

For the three months period ended June 30, 2018 and 2017, all outstanding options and warrants have been excluded from the calculation of the diluted net loss per share since their effect was anti-dilutive.

NOTE 14:-	BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of the Company’s basic and diluted net earnings (loss) per share of Common stock:

	Three months ended March 31,	Year ended December 31
	2018	2017	2016

Net comprehensive income (loss)	$1,048	$(18,044)	$(3,720)
Convertible Preferred A Shares accumulated dividend	-	-	(177)

Net income (loss) attributable to Ordinary shares as reported	$1,048	$(18,044)	$(3,897)

Net basic earnings (loss) per share of common stock	0.15	(3.01)	(2.69)

Net diluted earnings (loss) per share of common stock	$0.14	$(3.01)	$(2.69)

Weighted average number of shares used in computing net basic earnings (loss) per share of common stock	7,196,048	6,002,052	1,448,363

Weighted average number of shares used in computing net diluted earnings (loss) per share of common stock	7,250,194	6,002,052	1,448,363

In computing dilutive loss per share for the years ended December 31, 2017 and 2016, all outstanding convertible notes, options and warrants have been excluded from the calculation of the diluted net loss per share since their effect was anti-dilutive. For the three month period ended March 31, 2018 all outstanding convertible notes, options and warrants have been excluded from the calculation of the diluted net loss per share since their effect was anti-dilutive, excluding 54,146 stock option which are dilutive and included in the weighted average number of shares used in computing net diluted earnings loss per share of common stock.